S000016644 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	65 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.05%	0.99%		2.25%
Bloomberg California Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.02%	0.96%		2.23%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		2.35%	0.63%		1.94%
Class IS
Prospectus [Line Items]
Average Annual Return, Percent		2.38%	0.72%	0.76%
Performance Inception Date				Aug. 09, 2019
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.69%)	(0.41%)		1.33%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.69%)	(0.55%)		1.24%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.18%	0.29%		1.74%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.60%	(0.09%)		1.22%

[1]	For Class IS shares, for the period from the class’ inception date to December 31, 2024, the average annual total return of the Bloomberg Municipal Bond Index was 1.00%.
[2]	For Class IS shares, for the period from the class’ inception date to December 31, 2024, the average annual total return of the Bloomberg California Municipal Bond Index was 0.96%.